The Victory Portfolios

Supplement dated February 12, 2015 to the

Statement of Additional Information dated March 1, 2014,

as supplemented on July 1, 2014, August 1, 2014 and November 12, 2014

This Statement of Additional Information is being revised to reflect a change in the portfolio managers of the Dividend Growth and Special Value Funds (together, the “Funds”).

1. The relevant sections of the chart on page 71 regarding the Funds are replaced with the following:

Fund (Portfolio Management Team)	Number of Other Accounts (Total Assets)* as of December 31, 2014	Number of Other Accounts (Total Assets)* Subject to a Performance Fee as of December 31, 2014
Dividend Growth Fund (Lawrence G. Babin, Paul D. Danes, Carolyn M. Rains, Martin L. Shagrin and Thomas J. Uutala)
Other Investment Companies	2 ($544.7 million)	None
Other Pooled Investment Vehicles	7 ($2.1 billion)	None
Other Accounts	39 ($1.8 billion)	None
Special Value Fund (Lawrence G. Babin, Paul D. Danes, Carolyn M. Rains, Martin L. Shagrin and Thomas J. Uutala)
Other Investment Companies	2 ($544.7 million)	None
Other Pooled Investment Vehicles	7 ($2.1 billion)	None
Other Accounts	39 ($1.8 billion)	None

* Rounded to the nearest tenth of a billion, or million, as relevant.

2. The following rows in the Fund Ownership table on pages 73-74 are added with the following:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of December 31, 2014
Mr. Babin	Dividend Growth Fund	None
	Special Value Fund	None
Mr. Danes	Dividend Growth Fund	None
	Special Value Fund	None
Ms. Rains	Dividend Growth Fund	None
	Special Value Fund	None
Mr. Shagrin	Dividend Growth Fund	None
	Special Value Fund	None
Mr. Uutala	Dividend Growth Fund	None
	Special Value Fund	None

3. In the first full paragraph under the Compensation section on page 75 the reference to “Dividend Growth and Special Value Funds’ portfolio managers (Mr. Ekizian)” is removed.

4. All other references to Gregory H. Ekizian in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.